Net Financial Operating Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Net Financial Operating Income
Income on trading securities		$ 42,605	$ 46,207	$ 42,415
Gain (loss) from mark to market		8,038	4,435	9,554
Financial assets held-for-trading		50,643	50,642	51,969
Sale of financial assets at fair value through other comprehensive income		1,118	6,514	65,320
Sale of loan portfolio		267	2,063	4,930
Net (loss) gain of other transactions		384	233	752
Derivative instruments		64,730	(89,113)	5,604
Total	$ 168,890	$ 117,142	$ (29,661)	$ 128,575